Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished goods – Halal products	$ 98,304	$ 350,252
Finished goods – displays and other products	4,600,000	4,600,000
Provision for inventories	(1,701,340)	(755,175)
Total	$ 2,996,964	$ 4,195,077